Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net income (loss)	$ 187,198	$ (90,936)	$ 505,053
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	(50,465)	44,459	(48,563)
Items that will not be reclassified into profit or loss
Actuarial gains (losses) on employee benefit	1,134	7,755	(5,171)
Tax (expense) recovery	(403)	(2,031)	673
Other comprehensive (loss) income	(49,734)	50,183	(53,061)
Total comprehensive income (loss)	$ 137,464	$ (40,753)	$ 451,992